Note 23 - Business Segments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total

At or for the year ended December 31, 201 9 :
Interest income – external customers	$31,890	0	0	31,890
Non-interest income – external customers	8,455	0	0	8,455
Intersegment interest income	0	21	(21)	0
Intersegment non-interest income	234	8,627	(8,861)	0
Interest expense	3,360	0	(21)	3,339
Provision for loan losses	(1,216)	0	0	(1,216)
Non-interest expense	26,565	774	(234)	27,105
Income tax expense	3,243	81	0	3,324
Net income	8,627	7,793	(8,627)	7,793
Total assets	777,083	92,863	(92,307)	777,639

At or for the year ended December 31, 2018:
Interest income – external customers	$30,381	0	0	30,381
Non-interest income – external customers	7,714	0	0	7,714
Intersegment non-interest income	222	8,800	(9,022)	0
Interest expense	2,233	0	0	2,233
Provision for loan losses	(649)	0	0	(649)
Non-interest expense	24,897	712	(222)	25,387
Income tax expense (benefit)	3,036	(148)	0	2,888
Net income	8,800	8,236	(8,800)	8,236
Total assets	710,281	83,380	(81,346)	712,315

At or for the year ended December 31, 2017:
Interest income – external customers	$27,680	0	0	27,680
Non-interest income – external customers	7,654	0	0	7,654
Intersegment non-interest income	210	4,879	(5,089)	0
Interest expense	1,491	306	0	1,797
Provision for loan losses	(523)	0	0	(523)
Non-interest expense	24,722	742	(210)	25,254
Income tax expense (benefit)	4,976	(574)	0	4,402
Net income	4,879	4,404	(4,879)	4,404
Total assets	722,532	79,254	(79,101)	722,685